Debt Obligations Future Maturities - Level 3 (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt [Table Text Block]
Debt outstanding at September 30, 2017 and December 31, 2016 was as follows:

	September 30, 2017		December 31, 2016
	Long-Term	Due Within One Year	Long-Term	Due Within One Year
Senior Secured Credit Facilities:
ABL Facility	$—	$—	$—	$—
Secured Notes:
3.88% First-Priority Senior Secured Notes due 2021 (includes $90 and $105 of unamortized debt discount, respectively)	1,010	—	995	—
4.69% Second-Priority Senior Secured Notes due 2022 (includes $27 and $30 of unamortized debt discount, respectively)	175	—	172	—
Other Borrowings:
China bank loans	—	36	—	36
Total debt	$1,185	$36	$1,167	$36
Momentive is not an obligor under the debt obligations above. MPM is a borrower under the ABL Facility and the issuer of the secured notes, which are fully and unconditionally guaranteed by certain subsidiaries of MPM (see Note 14).

Aggregate maturities of debt and minimum rentals under operating leases at December 31, 2016 for the Company are as follows:

Year	Debt	Minimum Rentals Under Operating Leases
2017	$36	15
2018	—	11
2019	—	9
2020	—	7
2021	1,100	6
2022 and thereafter	202	15
Total	$1,338	$63

The Company’s operating leases consist primarily of vehicles, equipment, land and buildings. Rental expense under operating leases amounted to $15, $13, $4 and $16 for the years ended December 31, 2016, and December 31, 2015, the successor period from October 25, 2014 through December 31, 2014 and the predecessor period from January 1, 2014 through October 24, 2014, respectively.